Recently Issued Accounting Pronouncements - Additional Information (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2018	Mar. 31, 2018
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax		¥ 1,537,322
Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax		(1,535,142)
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease payments		¥ 246,000
ASU No.2016-01 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax	¥ 1,542,000
ASU No.2016-01 | Retained Earnings | Equity Method Investments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax	1,527,000
ASU No.2016-01 | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax	¥ 10,000